BUSINESS COMBINATION AND INVESTMENT IN AN AFFILIATED COMPANY	12 Months Ended
Dec. 31, 2015
BUSINESS COMBINATION AND INVESTMENT IN AN AFFILIATED COMPANY [Abstract]
BUSINESS COMBINATION AND INVESTMENT IN AN AFFILIATED COMPANY

NOTE 3 -       BUSINESS COMBINATION AND INVESTMENT IN AN AFFILIATED COMPANY

a.Turbochrome

1.      In August, 2015 the company entered into a definitive agreement to acquire Turbochrome Ltd.

On October 19, 2015, the company completed the share acquisition for approximately $3,500 (subject to certain price adjustments). The acquisition was funded through cash on hand. TAT shall pay additional amounts of up to $2,000 in the event that Turbochrome Ltd. meets certain annual revenue targets in 2015 and 2016 (See Note 12 (g) for additional information regarding the contingent consideration associated with this acquisition). Turbochrome Ltd., located in, Israel, specializes in overhaul and coating of jet engine components, including turbine vanes and blades, fan blades, variable inlet guide vanes, afterburner flaps and other components. In connection with the acquisition, the company recognized a bargain purchase gain of $4,800 in the consolidated statement of operations for the year ended December 31, 2015. The bargain purchase gain was primarily related to the fair market value of certain the property, plant and equipment , in relation to replacement costs, and on the Company's expectation regarding its ability to increase the services that can be provided to Turbochrome's existing customers and to its own customers. As part of the purchase agreement the company assumed a committed to continue the engagement with Turbochrome's CEO for 12 months from the day of closing. In December 2015 the company decided to terminate this employment agreement. The total termination expenses we included in the financial statements for 2015 were in the amount of  approximately $300.

Turbochrome Ltd results of operations and balance sheet were included in Company's consolidated financial statements commencing October 19, 2015.

2.     Under the acquisition method of accounting, the total purchase price is allocated to the net tangible and intangible assets of Turbochrome, based on their fair values at the acquisition date. The Company expects to finalize the valuation and complete the purchase price allocation as soon as practicable, but no later than one year from the acquisition date. No material change is expected.

The table below summarizes the fair value of assets acquired, liabilities assumed, intangible assets and resulting bargain purchase in Turbochrome –

Asset	Fair value
Cash and cash equivalents	1,164
Inventories	616
Other current assets	2,169
Property, plant and equipment	6,825
Identifiable intangible assets:
Customers relationships	1,342
Current liabilities	(2,857)
Deferred Taxes	(271)
Accrued severance pay	(15)
Net Identifiable assets acquired	8,973
Gain from bargain purchase	(4,833)
Total consideration (including contingent consideration in amount of $640)	4,140

An amount of $1,342 of the purchase price was allocated to customer relationships.

As part of the acquisition, the Company acquired all existing customers of Turbochrome. Customers relationship is amortized over a period of 10 years.

Total transactions costs were approximately $303 and were recognized in earnings as other expenses.

The actual Turbochrome Ltd. net sales and net income included in the Company's consolidated statements of operations and comprehensive income for the year ended December 31, 2015 (for the period from October 19, 2015 acquisition date through December 31 ,2015) are as follows:

U.S. dollars in thousands
Actual Turbochrome results of operations included in the consolidated results of operations:
Revenue	1,905
Net loss attributable by Turbochrome	(163)

3.      Below are certain unaudited pro forma condensed consolidated statements of operations data for the years ended December 31, 2015 and 2014, as if the acquisition of Turbochrome Ltd. had occurred at the beginning of the year 2014, after giving effect to purchase accounting adjustments. Including amortization of identifiable intangible assets and the gain on bargain purchase. Total transaction costs amounted to approximately $303. The gain on bargain purchase and transaction costs were included in net income for the year ended December 31, 2014

This unaudited pro forma financial information is not necessarily indicative of the combined results that would have been attained as if the acquisition takes place at the beginning of 2014 nor is it necessarily indicative of future results.

	Year ended December 31
	2015	2014
Revenue	92,230	87,598
Net income	801	1,463
Earnings per share :
Basic and Diluted	0.09	0.17

b.FAvS

            As of December 31, 2015 and 2014, the company has 4.9% and 28.08% of First Aviation Services ordinary shares, a provider of repair and overhaul, rotables management and related engineering services to the aviation industry worldwide.

On March 11, 2015, Piedmont Aviation Component Services, LLC , an indirect subsidiary of TAT, entered into an agreement to sell 237,932 shares of Class B Common Stock of FAvS representing 23.18% of  FAvS' share capital and its entire holdings (16,253) of  FAvS' Series A Preferred stock. The purchase price for the Class B Shares was $8.40  per Class B Shares, for an aggregate purchase price of $1,999, and the purchase price for the Series A Preferred stock was $100  per Preferred Share, for an aggregate purchase price of $1,625. The total gain from the sale of FAvS' stock was $1,198. After the transaction the company owns 4.9% of FAvS' ($169 at cost basis). From March 11, 2015 FAVS' investment is based on the cost method.

(1)Financial information

Condensed financial information from the FAvS consolidated balance sheets as of December 31, 2014:

December 31,
2014

Current assets	$10,596
Long-term assets	8,927
Total assets	19,523

Current liabilities	5,964
Long-term liabilities	4,624
Total liabilities	$10,588

Condensed financial information from the FAvS consolidated statements of operations for each of the two years in the period ended December 31, 2014:

	Year ended December 31,
	2014	2013

Net sales	$24,442	$23,445
Gross profit	7,342	6,182
Income (loss) from continuing operations	827	(341)
Net income	727	3,158
Income attributable to common stockholders	$336	$2,821

A reconciliation of the share in results of FAVS for each of the years ended December 31, 2014 and 2013:

	Year ended December 31,
	2014	2013

Share in income related to common stockholders	$49	$838
Share in income related to preferred stock	218	187
Net income	$267	$1,025